Vessels, net, Vessels' Acquisitions and Vessels' Improvements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessel Acquisitions [Abstract]
Payments for vessels' improvements	$ 231	$ 510	$ 2,109
P. Kikuma [Member]
Vessel Acquisitions [Abstract]
Purchase price of the vessels		510
Vessels' improvements transferred from other non-current assets		$ 450
P. Sophia [Member]
Vessel Acquisitions [Abstract]
Purchase price of the vessels	$ 231